Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives	12 Months Ended
Dec. 31, 2022
Purchased software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives [Line Items]
Intangible assets have weighted average useful lives	4 years 6 months
MVNO license [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives [Line Items]
Intangible assets have weighted average useful lives	10 years
Capitalized software development costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives [Line Items]
Intangible assets have weighted average useful lives	3 years
Internal-use software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives [Line Items]
Intangible assets have weighted average useful lives	5 years
Developed technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets weighted average useful lives [Line Items]
Intangible assets have weighted average useful lives	10 years